Cover	Oct. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2024
Entity File Number	000-56550
Entity Registrant Name	BIP Ventures Evergreen BDC
Entity Central Index Key	0001950572
Entity Tax Identification Number	93-6632897
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3575 Piedmont Rd NE Building 15
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	(678)
Local Phone Number	528-7951
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false